Leases (Details) - Schedule of amounts recognized in profit or loss $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Amounts Recognized In Profit Or Loss Abstract
Depreciation expense of right-of-use assets	$ 324
Interest expense on lease liabilities	8
Total amount recognized in profit or loss	$ 332